Real Estate Properties and Land Lots Under Development (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Components of real estate properties and land lots under development
Real estate properties and land lots under development	$ 341,427,234	$ 364,876,105
Wuhan Centre China Grand Steel Market [Member]
Components of real estate properties and land lots under development
Costs of land use rights	8,699,859	9,306,948
Other development costs	36,791,759	38,982,735
Land lots under development costs of land use rights	295,935,616	316,586,422
Real estate properties and land lots under development	$ 341,427,234	$ 364,876,105